EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of stock option

	Number of options	Weighted average price $ (in US dollars)
Balance, December 31, 2022	1,700,154	5.73
Exercised	(311,695)	1.16
Forfeited	(36,000)	10.99
Balance, December 31, 2023	1,352,459	6.72
Exercised	(299,870)	1.09
Balance, December 31, 2024	1,052,589	7.72
Granted	448,398	23.78
Exercised	(36,340)	16.06
Forfeit	(9,155)	10.69
Balance, December 31, 2025	1,455,492	9.51

Schedule options issued and outstanding

Exercise price $ (in US dollars)	Options outstanding	Options Exercisable	Remaining contractual life (years)	Expiry dates
12.66	448,398	-	6.0	January 10, 2032
6.35	15,000	-	4.4	May 12, 2030
10.28	36,000	24,000	3.1	February 22, 2029
10.03	707,679	707,679	5.2	March 4, 2031
11.18	27,000	15,000	3.2	March 3, 2029
11.18	4,500	4,500	4.8	October 12, 2030
1.14	216,915	216,915	1.8	October 12, 2027
9.51	1,455,492	968,094	4.83